Offerings - Offering: 1	Oct. 09, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	1,000,000
Proposed Maximum Offering Price per Unit	1.87
Maximum Aggregate Offering Price	$ 1,870,000
Offering Note
(1)

This Registration Statement covers an additional 1,000,000 shares of common stock of the Registrant authorized to be offered and sold under the Company’s 2022 Equity Incentive Plan, as amended and restated effective September 24, 2025. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers an indeterminate number of additional shares of the Registrant’s common stock that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price is estimated in accordance with Rule 457(c) and (h) of the Securities Act based on the average of the high and low price of the Registrant’s common stock as reported on the Nasdaq Capital Market on October 3, 2025.